UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
CONSUMER DISCRETIONARY — 14.7%
Amazon.com *	17,498	$5,476,699
Comcast, Cl A	188,299	10,117,305
DIRECTV *	50,855	4,376,073
Dollar General *	135,355	7,475,657
Home Depot	144,170	11,656,144
Omnicom Group	118,025	8,260,570
Target	109,649	6,533,984
TJX	200,388	10,678,677
VF	107,374	6,578,805
Walt Disney	109,180	9,376,378

		80,530,292

CONSUMER STAPLES — 6.3%
Colgate-Palmolive	99,150	6,286,110
CVS Caremark	122,336	9,341,577
Kellogg	78,525	4,698,151
PepsiCo	83,003	7,312,564
Walgreen	103,490	7,117,007

		34,755,409

ENERGY — 8.8%
Anadarko Petroleum	122,409	13,079,401
Apache	80,601	8,274,499
EQT	58,748	5,511,737
Marathon Oil	207,475	8,039,656
Williams	239,906	13,585,877

		48,491,170

FINANCIALS — 15.9%
AvalonBay Communities REIT	47,483	7,031,283
Bank of America	684,165	10,433,516
BlackRock, Cl A	20,756	6,324,976
Capital One Financial	115,580	9,193,233
Citigroup	160,263	7,838,463
JPMorgan Chase	207,686	11,977,252
Prudential Financial	92,475	8,042,551
Simon Property Group REIT	43,573	7,328,543
US Bancorp	182,440	7,667,953
Wells Fargo	221,728	11,285,955

		87,123,725

HEALTH CARE — 13.9%
Aetna	129,069	10,006,719
Covidien PLC	124,115	10,737,189
Express Scripts Holding *	221,984	15,461,186
Johnson & Johnson	83,575	8,365,022
Medtronic	56,615	3,495,410
Merck	167,802	9,521,085
Stryker	105,695	8,431,290

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	127,815	$10,359,406

		76,377,307

INDUSTRIALS — 8.8%
Boeing	68,710	8,278,181
Danaher	143,957	10,635,543
General Electric	487,144	12,251,672
Union Pacific	81,370	7,999,485
United Technologies	85,563	8,996,949

		48,161,830

INFORMATION TECHNOLOGY — 24.8%
Alliance Data Systems *	26,330	6,906,096
Apple	207,705	19,850,367
Automatic Data Processing	160,389	13,041,230
Check Point Software Technologies *	80,330	5,451,997
Cisco Systems	410,466	10,356,057
Citrix Systems *	94,810	6,421,481
EMC	318,360	9,327,948
Fidelity National Information Services	109,123	6,154,537
Fiserv *	134,356	8,285,734
Google, Cl A *	9,177	5,318,531
Google, Cl C *	9,177	5,245,573
Microsoft	276,678	11,941,423
NetApp	95,665	3,715,628
Oracle	346,955	14,013,512
Teradata *	84,780	3,574,325
Visa, Cl A	32,577	6,874,073

		136,478,512

MATERIALS — 3.3%
Crown Holdings *	165,725	7,714,499
Praxair	82,433	10,562,964

		18,277,463

TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications	111,385	5,616,032

TOTAL COMMON STOCK (Cost $375,037,961)		535,811,740

CASH EQUIVALENT (A) — 2.3%
AIM Short-Term Investment Company Liquid Assets Portfolio, 0.060% (Cost $12,713,949)	12,713,949	12,713,949

TOTAL INVESTMENTS — 99.8% (Cost $387,751,910)†		$548,525,689

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED
EQUITY FUND
JULY 31, 2014
(Unaudited)

Percentages are based on Net Assets of $549,357,392.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl	Class

PLC	Public Limited Company

REIT	Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $387,751,910, and the unrealized appreciation and depreciation were $164,516,828 and $(3,743,049), respectively.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

ATF-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.1%

	Shares	Value
CONSUMER DISCRETIONARY — 18.7%
AutoNation *	4,224	$225,224
AutoZone *	1,173	606,476
Bed Bath & Beyond *	4,198	265,691
Charter Communications, Cl A *	1,082	167,190
Delphi Automotive	2,549	170,273
Dick’s Sporting Goods	3,598	153,023
Discovery Communications, Cl C *	3,507	294,939
Dollar Tree *	6,740	367,128
Foot Locker	5,045	239,789
GameStop, Cl A	4,843	203,261
LKQ *	7,803	204,088
Marriott International, Cl A	5,449	352,605
Mohawk Industries *	1,630	203,375
Panera Bread, Cl A *	1,271	187,218
PetSmart	2,790	190,110
Polaris Industries	1,571	231,785
Ross Stores	3,859	248,520
Tractor Supply	3,429	213,181
Whirlpool	1,584	225,942

		4,749,818

CONSUMER STAPLES — 3.1%
Brown-Forman, Cl B	3,090	267,749
Church & Dwight	3,794	243,499
Monster Beverage *	4,302	275,156

		786,404

ENERGY — 4.2%
Cabot Oil & Gas	4,159	137,039
Concho Resources *	1,969	277,235
Noble Energy	2,985	198,473
Pioneer Natural Resources	1,721	381,133
Range Resources	1,089	82,317

		1,076,197

FINANCIALS — 5.8%
American Tower, Cl A REIT	2,353	222,100
Ameriprise Financial	3,168	378,893
Intercontinental Exchange	1,219	234,316
Jones Lang LaSalle	1,382	170,953
T Rowe Price Group	2,920	226,767
TD Ameritrade Holding	7,242	232,613

		1,465,642

HEALTH CARE — 14.3%
Aetna	3,865	299,654
Alkermes *	3,266	139,654
AmerisourceBergen, Cl A	4,987	383,550
Catamaran *	4,915	223,583
HCA Holdings *	1,988	129,836
HealthSouth	7,346	281,572

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Humana	2,105	$247,653
Jazz Pharmaceuticals *	1,199	167,536
Medivation *	3,898	289,348
MEDNAX *	6,271	371,118
Mylan *	5,619	277,410
Regeneron Pharmaceuticals *	489	154,632
Team Health Holdings *	5,932	335,455
Universal Health Services, Cl B	3,116	332,166

		3,633,167

INDUSTRIALS — 10.6%
AMETEK	7,574	368,778
Fluor	2,705	197,113
Hubbell, Cl B	1,056	123,489
IHS, Cl A *	1,586	208,353
Kansas City Southern	2,040	222,482
Pentair	2,744	175,808
Roper Industries	2,594	373,718
Stericycle *	2,008	236,241
Timken	3,155	139,766
Triumph Group	3,259	206,458
Wabtec	1,988	160,392
WW Grainger	1,219	286,648

		2,699,246

INFORMATION TECHNOLOGY — 24.2%
Alliance Data Systems *	2,946	772,706
Altera	6,766	221,384
Amphenol, Cl A	3,070	295,242
ANSYS *	2,731	210,123
Avago Technologies, Cl A	5,384	373,542
Cardtronics *	7,855	302,889
Check Point Software Technologies *	5,234	355,231
Citrix Systems *	2,105	142,572
Cognizant Technology Solutions, Cl A *	12,229	599,832
EPAM Systems *	5,919	228,829
Equinix *	1,141	244,767
Fidelity National Information Services	3,005	169,482
Fiserv *	9,491	585,310
Microchip Technology	7,770	349,805
NXP Semiconductor *	5,880	366,618
Skyworks Solutions	6,864	348,417
Vantiv, Cl A *	10,019	328,423
WEX *	2,386	257,497

		6,152,669

MATERIALS — 5.7%
Ashland	1,726	180,626
Berry Plastics Group *	8,239	200,125
Celanese, Ser A	3,878	225,738
Crown Holdings *	4,543	211,477
FMC	3,311	215,943

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
International Flavors & Fragrances	2,353	$237,630
Rockwood Holdings	2,268	179,036

		1,450,575

TELECOMMUNICATION SERVICES — 1.5%
SBA Communications, Cl A *	3,461	370,085

TOTAL COMMON STOCK (Cost $20,467,916)		22,383,803

CASH EQUIVALENT (A) — 5.8%
AIM Short-Term Investment Company Liquid Assets Portfolio, 0.060% (Cost $1,473,024)	1,473,024	1,473,024

TOTAL INVESTMENTS — 93.9% (Cost $21,940,940)†		$23,856,827

Percentages are based on Net Assets of $25,395,113.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl	Class

Ser	Series

REIT	Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $21,940,940, and the unrealized appreciation and depreciation were $2,505,430 and $(589,543), respectively.

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

ATF-QH-002-0100

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.0%

	Shares	Value
CONSUMER DISCRETIONARY — 6.8%
Home Depot	10,666	$862,346
Leggett & Platt	24,517	804,157
McDonald’s	9,362	885,271
Regal Entertainment Group, Cl A	39,569	770,013
Six Flags Entertainment	10,879	415,795
Target	19,559	1,165,521

		4,903,103

CONSUMER STAPLES — 3.2%
Kellogg	19,806	1,184,993
PepsiCo	12,548	1,105,479

		2,290,472

ENERGY — 5.9%
ONEOK	7,157	461,126
Spectra Energy	22,909	937,436
TransCanada	24,941	1,251,290
Williams	28,813	1,631,680

		4,281,532

FINANCIALS — 14.9%
Ares Capital	56,112	937,631
Golub Capital BDC	67,237	1,116,807
Hercules Technology Growth Capital	21,140	347,119
JPMorgan Chase	19,462	1,122,374
National Retail Properties REIT	30,295	1,077,593
New Mountain Finance	64,221	929,920
Plum Creek Timber REIT	21,455	887,593
Prudential Financial	11,071	962,845
Sabra Health Care REIT	17,085	473,254
Two Harbors Investment REIT	108,330	1,108,216
US Bancorp	30,083	1,264,388
Ventas REIT	9,275	588,963

		10,816,703

HEALTH CARE — 6.4%
Johnson & Johnson	11,077	1,108,697
Merck	18,975	1,076,642
Novartis ADR	13,277	1,154,302
Pfizer	46,114	1,323,472

		4,663,113

INDUSTRIALS — 7.0%
Boeing	5,207	627,339
General Electric	48,999	1,232,325
Lockheed Martin	5,151	860,063
TAL International Group	25,714	1,136,559
Waste Management	26,355	1,183,076

		5,039,362

INFORMATION TECHNOLOGY — 7.4%
Apple	12,763	1,219,760
Cisco Systems	44,154	1,114,005

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
Intel	21,351	$723,585
Microchip Technology	17,247	776,460
Microsoft	14,936	644,638
Paychex	21,474	880,649

		5,359,097

MATERIALS — 1.0%
Potash Corp. of Saskatchewan	20,431	725,096

TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications	22,133	1,115,946

UTILITIES — 2.9%
Edison International	6,101	334,335
NRG Yield, Cl A	13,825	722,356
ONE Gas	1,233	44,388
Southern	18,957	820,648
TerraForm Power, Cl A *	5,225	160,669

		2,082,396

TOTAL COMMON STOCK (Cost $38,315,764)		41,276,820

EXCHANGE TRADED FUNDS — 21.9%
iShares iBoxx $ High Yield Corporate Bond ETF	31,210	2,885,052
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,810	1,637,176
iShares US Preferred Stock ETF	38,000	1,502,140
PIMCO 0-5 Year High Yield Corporate Bond ETF	33,565	3,514,927
PowerShares Senior Loan Portfolio	255,785	6,294,869

TOTAL EXCHANGE TRADED FUNDS (Cost $15,992,070)		15,834,164

CORPORATE OBLIGATIONS — 7.5%
CONSUMER DISCRETIONARY — 3.6%
CCO Holdings 6.625%, 01/31/22	$500,000	525,000
Hanesbrands 6.375%, 12/15/20	600,000	637,500
Numericable Group 4.875%, 05/15/19(A)	700,000	703,500
Sirius XM Radio 6.000%, 07/15/24(A)	750,000	753,750

		2,619,750

ENERGY — 1.7%
El Paso MTN 7.800%, 08/01/31	500,000	550,000
Sabine Pass Liquefaction 5.750%, 05/15/24(A)	650,000	659,750

		1,209,750

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2014
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value
HEALTH CARE — 1.3%
HCA 6.500%, 02/15/20	$650,000	$706,062
Universal Health Services 3.750%, 08/01/19(A)	250,000	248,750

		954,812

INDUSTRIALS — 0.9%
United Rentals North America 6.125%, 06/15/23	600,000	620,625

TOTAL CORPORATE OBLIGATIONS (Cost $5,505,799)		5,404,937

CLOSED-END FUNDS — 3.2%
BlackRock MuniYield Quality Fund III	87,130	1,172,770
Nuveen Municipal Opportunity Fund	84,775	1,185,154

TOTAL CLOSED-END FUNDS (Cost $2,266,470)		2,357,924

PREFERRED STOCK — 2.6%
FINANCIALS — 2.2%
BB&T, 5.200%	13,105	290,013
State Street, 5.200%	8,165	187,877
US Bancorp, 5.200%	19,490	436,966
Wells Fargo, 7.500%	550	665,500

		1,580,356

TELECOMMUNICATION SERVICES — 0.4%
Qwest, 6.125%	13,495	317,133

TOTAL PREFERRED STOCK (Cost $2,021,516)		1,897,489

CASH EQUIVALENT (B) — 7.5%
AIM Short-Term Investment Company Liquid Assets Portfolio, 0.060% (Cost $5,426,009)	5,426,009	5,426,009

TOTAL INVESTMENTS — 99.7% (Cost $69,527,628)†		$72,197,343

Percentages are based on Net Assets of $72,417,666.

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME
OPPORTUNITIES FUND
JULY 31, 2014
(Unaudited)

ADR	American Depositary Receipt

Cl	Class

ETF	Exchange Traded Fund

MTN	Medium Term Note

REIT	Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $69,527,628, and the unrealized appreciation and depreciation were $3,873,590 and $(1,203,875), respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,276,820	$—	$—	$41,276,820
Exchange Traded Funds	15,834,164	—	—	15,834,164
Corporate Obligations	—	5,404,937	—	5,404,937
Closed-End Funds	2,357,924	—	—	2,357,924
Preferred Stock	1,897,489	—	—	1,897,489
Cash Equivalent	5,426,009	—	—	5,426,009

Total Investments in Securities	$66,792,406	$5,404,937	$—	$72,197,343

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

ATF-QH-003-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014